Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company had various transactions with a former member of its board of directors and a stockholder of the Company, which is considered a related party.

●	The Company leases its headquarters office space in Minnesota from a company owned by the stockholder. The lease is considered a common control leasing arrangement. The lease liability due to the stockholder was $946 and $945 as of September 30, 2025 and December 31, 2024, respectively. The lease liability increased as the result of the Company amending the existing lease to add square footage.
●	The Company received Term Loans from GAT during 2024 and 2025 (see Note 8).

●	The Company has a shared services arrangement with a company that is indirectly owned by the stockholder, for certain support services used in the course of business. This arrangement originated on January 1, 2022 with a term of two years that automatically renews each year thereafter unless terminated by either party. In relation to the shared services arrangement, the Company expensed less than $100 during each of the nine months ended September 30, 2025 and 2024.

In June 2025, the Company entered into a contract with a member of its executive team to serve as the Company’s interim chief financial officer. In relation to this contract, the Company recognized expense of $95 for the nine months ended September 30, 2025.

15. Related Party Transactions

The Company had various transactions with a member of the Company’s board of directors and a controlling stockholder of the Company, which is considered a related party.

●	The Company leases its headquarters office space in Minnesota from the stockholder. The lease is considered a common control leasing arrangement. The lease liability due to the stockholder was approximately $1.2 million and $0.6 million as of December 31, 2024 and 2023, respectively. See Note 7 for additional information related to this lease including the operating lease cost for the years ended December 31, 2024 and 2023.

●	The Company received several loan financings from the stockholder or his affiliates between 2012 and 2024 (see Note 9), including the Convertible Notes, the Envoy Bridge Note, the 2024 Term Loans, and the March 2025 Term Loan (see Note 18).

●	The Company has a shared services arrangement with a company that is indirectly owned by the stockholder, for certain support services used in the course of business. This arrangement originated on January 1, 2022 with a term of two years that automatically renews each year thereafter unless terminated by either party. In relation to the shared services arrangement, the Company expensed $0.1 million during both the years ended December 31, 2024 and 2023.